Note 20 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	As of or for the Year Ended December 31,
	2022			2021
	Quaint Oak Bank(1)	Oakmont Capital Holdings, LLC	Consolidated	Quaint Oak Bank(1)	Oakmont Capital Holdings, LLC	Consolidated
Net Interest Income (Loss)	$24,114	$(425)	$23,689	$19,072	$1,548	$20,620
Provision for Loan Losses	2,475	-	2,475	2,201	-	2,201
Net Interest Income (Loss) after Provision for Loan Losses	21,639	(425)	21,214	16,871	1,548	18,419

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	757	2,346	3,103	1,410	1,089	2,499
Real estate sales commissions, net	298	-	298	170	-	170
Insurance commissions	593	-	593	509	-	509
Other fees and services charges	330	320	650	199	56	255
Net loan servicing income	13	1,855	1,868	149	-	149
Income from bank-owned life insurance	89	-	89	83	-	83
Net gain on loans held for sale	3,270	9,230	12,500	3,484	3,397	6,881
Gain on the sale of SBA loans	310	-	310	1,147	-	1,147
Loss on sale of investment securities available for sale	-	-	-	362	-	362
Loss on sales and write-downs of other real estate owned	-	-	-	(73)	-	(73)
Total Non-Interest Income	5,660	13,751	19,411	7,440	4,542	11,982

Non-Interest Expense
Salaries and employee benefits	13,828	6,309	20,137	11,181	4,357	15,538
Directors’ fees and expenses	286	-	286	252	-	252
Occupancy and equipment	1,274	630	1,904	1,237	384	1,621
Data processing	690	-	690	901	-	901
Professional fees	668	80	748	511	148	659
FDIC deposit insurance assessment	658	-	658	331	-	331
Advertising	186	382	568	161	190	351
Amortization of other intangible	49	-	49	49	-	49
Other	1,291	929	2,220	1,226	159	1,385
Total Non-Interest Expense	18,930	8,330	27,260	15,849	5,238	21,087
Pretax Segment Profit	$8,369	$4,996	$13,365	$8,462	$852	$9,314
Net Income Attributable to
Noncontrolling Interest	$2,448	$-	$2,448	$418	$-	$418
Segment Assets	$757,688	$34,662	$792,350	$537,276	$16,839	$554,115